UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	655 Broad Street 17th FL.
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street 17th FL.
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2016

Date of reporting period:	6/30/2015

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Australia — 6.3%
Charter Hall Office, REIT (Escrow Shares)*	590,800	$—
Dexus Property Group, REIT	5,518,731	31,053,991
Federation Centres Ltd., REIT	12,781,152	28,759,027
Goodman Group, REIT	6,886,785	33,261,037
Investa Office Fund, REIT	3,755,455	11,001,308
Lend Lease Group	1,987,699	22,982,320
Mirvac Group, REIT	15,619,356	22,252,626
Scentre Group, REIT	7,471,436	21,582,823
Stockland, REIT	3,465,525	10,943,186
Westfield Corp., REIT	6,343,739	44,556,797

		226,393,115

Austria — 0.3%
CA Immobilien Anlagen AG*	601,531	10,495,173

Canada — 1.7%
Boardwalk Real Estate Investment Trust, REIT	270,538	12,266,266
Brookfield Canada Office Properties, REIT	486,606	10,530,793
Canadian Apartment Properties, REIT	368,985	8,153,712
Chartwell Retirement Residences, REIT	2,228,742	20,485,155
RioCan Real Estate Investment Trust, REIT	516,937	11,079,586

		62,515,512

China — 0.4%
China Overseas Land & Investment Ltd.	4,582,000	16,129,182

France — 3.0%
Fonciere des Regions, REIT	246,049	20,933,793
Klepierre, REIT	644,662	28,422,854
Unibail-Rodamco SE, REIT	236,999	60,199,019

		109,555,666

Germany — 2.0%
Alstria Office REIT AG, REIT*(a)	963,297	12,409,217
Deutsche Annington Immobilien SE	969,039	27,344,371
LEG Immobilien AG*	177,899	12,362,825
TLG Immobilien AG	844,862	13,662,204
Westgrund AG*	1,532,258	7,772,496

		73,551,113

Hong Kong — 8.8%
Cheung Kong Property Holdings Ltd.*	5,340,776	44,302,352
Hang Lung Properties Ltd.	3,559,000	10,577,077
Henderson Land Development Co. Ltd.	4,843,630	33,110,770
Hongkong Land Holdings Ltd.	6,703,300	54,967,060
Kerry Properties Ltd.	5,884,500	23,066,123
Sino Land Co. Ltd.	11,369,800	18,977,533
Sun Hung Kai Properties Ltd.	6,699,935	108,423,588
Wharf Holdings Ltd. (The)	3,379,000	22,455,295

		315,879,798

Ireland — 1.3%
Green REIT PLC, REIT	9,119,780	14,905,123
Hibernia REIT PLC, REIT	14,392,968	20,217,998
Irish Residential Properties REIT PLC, REIT	10,987,514	13,596,892

		48,720,013

Japan — 14.0%
Activia Properties, Inc., REIT	2,951	24,990,362
Advance Residence Investment Corp., REIT	1,224	2,997,588
AEON REIT Investment Corp., REIT	4,405	5,882,432
Daito Trust Construction Co. Ltd.	136,900	14,168,506
Daiwa House Industry Co. Ltd.	2,454,600	57,187,147
Daiwa House REIT Investment Corp., REIT	3,288	13,848,545
Japan Real Estate Investment Corp., REIT	3,281	14,890,081
Japan Retail Fund Investment Corp., REIT	5,527	11,052,282
Kenedix Retail Reit Corp.*	7,028	16,682,061
Mitsubishi Estate Co. Ltd.	2,958,780	63,726,478
Mitsui Fudosan Co. Ltd.	5,522,339	154,531,102
Nippon Prologis REIT, Inc., REIT	8,870	16,322,057
Nomura Real Estate Master Fund, Inc., REIT	12,779	16,238,029
Nomura Real Estate Office Fund, Inc., REIT	749	3,395,890
Nomura Real Estate Residential Fund, Inc., REIT	725	4,091,634
Sumitomo Realty & Development Co. Ltd.	1,969,952	69,040,763
Tokyu Fudosan Holdings Corp.	1,842,300	14,198,801
United Urban Investment Corp., REIT	626	884,022

		504,127,780

Mexico — 0.3%
Prologis Property Mexico SA de CV, REIT*	5,600,457	9,428,223

Netherlands — 0.7%
Eurocommercial Properties NV, REIT	298,683	12,504,312
Wereldhave NV, REIT	201,975	11,505,038

		24,009,350

Singapore — 3.9%
Ascendas Real Estate Investment Trust, REIT	9,642,000	17,603,664
Cache Logistics Trust, REIT	16,448,800	14,102,075
CapitaLand Ltd.	4,761,700	12,365,013
Keppel REIT, REIT	35,580,800	30,248,369
Mapletree Commercial Trust, REIT	27,203,100	29,582,778
Suntec Real Estate Investment Trust, REIT	27,528,000	35,259,569

		139,161,468

Spain — 0.3%
Axiare Patrimonio SOCIMI SA, REIT	786,023	10,550,644

Sweden — 1.3%
Atrium Ljungberg AB (Class B Stock)	910,713	11,919,680
Fabege AB	963,902	13,135,196
Hufvudstaden AB (Class A Stock)	990,543	12,049,924
Kungsleden AB	816,709	5,539,519
Pandox AB*	315,088	4,199,982

		46,844,301

Switzerland — 0.4%
PSP Swiss Property AG*	188,578	16,150,918

United Kingdom — 7.4%
Big Yellow Group PLC, REIT	1,620,408	16,231,068
British Land Co. PLC (The), REIT	3,832,210	47,734,106
Capital & Counties Properties PLC	1,569,329	10,728,624
Derwent London PLC, REIT	305,770	16,332,740
Empiric Student Property PLC, REIT(a)	5,905,016	10,066,844
Great Portland Estates PLC, REIT	2,236,246	27,261,997
Hammerson PLC, REIT	3,311,320	32,001,418
Land Securities Group PLC, REIT	2,857,268	54,027,964
Segro PLC, REIT	2,988,490	19,040,758
Shaftesbury PLC, REIT	1,171,342	15,961,703
Tritax Big Box REIT PLC, REIT	8,796,388	15,649,469

		265,036,691

United States — 47.7%
Acadia Realty Trust, REIT	727,518	21,178,049
Alexandria Real Estate Equities, Inc., REIT	328,146	28,699,649
American Campus Communities, Inc., REIT	687,242	25,902,151
Apartment Investment & Management Co., REIT (Class A Stock)	989,292	36,534,554
Apple Hospitality REIT, Inc.	131,501	2,481,424
AvalonBay Communities, Inc., REIT	462,360	73,917,493
Boston Properties, Inc., REIT	657,735	79,612,244
Camden Property Trust, REIT	929,011	69,006,937
Cedar Realty Trust, Inc., REIT	2,563,620	16,407,168
Chambers Street Properties, REIT	1,819,289	14,463,348
Chesapeake Lodging Trust, REIT	468,407	14,277,045
Community Healthcare Trust, Inc.*	439,822	8,466,574
CubeSmart, REIT	1,263,182	29,255,295
Empire State Realty Trust, Inc., REIT (Class A Stock)	2,055,764	35,071,334
Equity One, Inc., REIT	1,684,759	39,322,275
Extra Space Storage, Inc., REIT	446,373	29,112,447
First Industrial Realty Trust, Inc., REIT	2,199,696	41,200,306
First Potomac Realty Trust, REIT	2,489,626	25,643,148
Forest City Enterprises, Inc. (Class A Stock)*	937,403	20,716,606
General Growth Properties, Inc., REIT	2,816,647	72,275,162
Gramercy Property Trust, Inc., REIT	950,128	22,204,491
Health Care REIT, Inc., REIT	1,785,949	117,211,833
Healthcare Trust of America, Inc., REIT (Class A Stock)	1,061,685	25,427,356
Hilton Worldwide Holdings, Inc.*	499,915	13,772,658
Home Properties, Inc., REIT	272,838	19,930,816
Host Hotels & Resorts, Inc., REIT	734,856	14,572,194
Hudson Pacific Properties, Inc., REIT	1,262,515	35,817,551
Kilroy Realty Corp., REIT	465,466	31,256,042
La Quinta Holdings, Inc.*	1,361,933	31,120,169
New York REIT, Inc., REIT	2,344,006	23,322,860
Parkway Properties, Inc., REIT	1,511,314	26,357,316
Physicians Realty Trust, REIT	1,701,081	26,128,604
Piedmont Office Realty Trust, Inc., REIT (Class A Stock)	1,210,528	21,293,188
Post Properties, Inc., REIT	787,230	42,801,695
ProLogis, Inc., REIT	1,348,628	50,034,099
Public Storage, REIT	184,973	34,103,472
Regency Centers Corp., REIT	454,336	26,796,737
Retail Properties of America, Inc., REIT (Class A Stock)	2,629,738	36,632,250
RLJ Lodging Trust, REIT	927,434	27,618,985
Sabra Health Care REIT, Inc., REIT	693,366	17,847,241
Simon Property Group, Inc., REIT	794,794	137,515,258
Sovran Self Storage, Inc., REIT	455,476	39,585,419
STORE Capital Corp., REIT	748,543	15,045,714
Strategic Hotels & Resorts, Inc., REIT*(a)	4,441,983	53,836,834
Sunstone Hotel Investors, Inc., REIT	2,031,133	30,487,306
Taubman Centers, Inc., REIT	514,295	35,743,503
UDR, Inc., REIT	1,498,027	47,981,805
Urban Edge Properties, REIT	1,182,735	24,589,061
Weingarten Realty Investors, REIT	192,921	6,306,587

		1,718,884,253

TOTAL LONG-TERM INVESTMENTS (cost $3,261,880,937)		3,597,433,200

SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,681,569; includes $2,681,364 of cash collateral for securities on loan)(b)(c)	2,681,569	2,681,569

TOTAL INVESTMENTS — 99.9% (cost $3,264,562,506)(d)		3,600,114,769
Other assets in excess of liabilities — 0.1%		4,878,131

NET ASSETS — 100.0%		$3,604,992,900

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,554,682; cash collateral of $2,681,364 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,337,889,652

Appreciation	327,408,542
Depreciation	(65,183,425)

Net Unrealized Appreciation	$262,225,117

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$226,393,115	$—
Austria	10,495,173	—	—
Canada	62,515,512	—	—
China	—	16,129,182	—
France	—	109,555,666	—
Germany	21,434,700	52,116,413	—
Hong Kong	99,269,412	216,610,386	—
Ireland	48,720,013	—	—
Japan	16,682,061	487,445,719	—
Mexico	9,428,223	—	—
Netherlands	—	24,009,350	—
Singapore	30,248,369	108,913,099	—
Spain	10,550,644	—	—
Sweden	16,119,662	30,724,639	—
Switzerland	—	16,150,918	—
United Kingdom	26,297,912	238,738,779	—
United States	1,718,884,253	—	—
Affiliated Money Market Mutual Fund	2,681,569	—	—

Total	$2,073,327,503	$1,526,787,266	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$46,893,965	L2 to L1	Model Price to Official Close

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2015 were as follows:

Retail REITs	20.0%
Diversified Real Estate Activities	17.2
Office REITs	12.1
Diversified REITs	10.9
Residential REITs	10.2
Industrial REITs	5.9
Real Estate Operating Companies	5.8
Health Care REITs	5.4
Specialized REITs	4.1
Hotel & Resort REITs	4.0
Real Estate Development	2.2
Hotels, Resorts & Cruise Lines	1.4
Health Care Facilities	0.6
Affiliated Money Market Mutual Fund (including 0.1% of collateral for securities on loan)	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

Prudential Long-Short Equity Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 2.9%
General Dynamics Corp.	2,900	$410,901
Huntington Ingalls Industries, Inc.	2,700	303,993
Northrop Grumman Corp.	2,400	380,712
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	2,300	126,753

		1,222,359

Air Freight & Logistics — 1.7%
FedEx Corp.	1,520	259,008
United Parcel Service, Inc. (Class B Stock)(a)	4,500	436,095

		695,103

Airlines — 1.2%
Republic Airways Holdings, Inc.*	5,200	47,736
Southwest Airlines Co.	9,500	314,355
United Continental Holdings, Inc.*	2,400	127,224

		489,315

Auto Components — 1.1%
Johnson Controls, Inc.	4,200	208,026
Lear Corp.	2,200	246,972

		454,998

Automobiles — 0.4%
Thor Industries, Inc.	2,900	163,212

Banks — 1.2%
Fulton Financial Corp.	3,700	48,322
Great Western Bancorp, Inc.	1,000	24,110
KeyCorp	18,200	273,364
Regions Financial Corp.	10,800	111,888
WesBanco, Inc.	700	23,814
Wilshire Bancorp, Inc.	2,100	26,523

		508,021

Beverages — 2.0%
Coca-Cola Co. (The)	2,500	98,075
Monster Beverage Corp.*	3,100	415,462
PepsiCo, Inc.	3,300	308,022

		821,559

Biotechnology — 5.3%
Alexion Pharmaceuticals, Inc.*	1,260	227,770
Amgen, Inc.(a)	3,280	503,546
Biogen Idec, Inc.*(a)	1,180	476,649
Celgene Corp.*	2,500	289,338
Emergent Biosolutions, Inc.*	700	23,065
Gilead Sciences, Inc.(a)	5,300	620,524
United Therapeutics Corp.*	500	86,975

		2,227,867

Building Products — 1.7%
A.O. Smith Corp.	3,800	273,524
American Woodmark Corp.*	2,700	148,095
Patrick Industries, Inc.*	3,600	136,980
Quanex Building Products Corp.	1,300	27,859
Trex Co., Inc.*	2,200	108,746
Universal Forest Products, Inc.	400	20,812

		716,016

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)(a)	2,460	513,623
Lazard Ltd. (Class A Stock)	1,600	89,984
Piper Jaffray Cos.*	1,200	52,368

		655,975

Chemicals — 2.3%
Celanese Corp. (Class A Stock)	3,600	258,768
Chemtura Corp.*	4,800	135,888
LyondellBasell Industries NV (Class A Stock)	3,100	320,912
Stepan Co.	500	27,055
Tredegar Corp.	1,100	24,321
Trinseo SA*	1,500	40,260
Westlake Chemical Corp.	2,300	157,757

		964,961

Commercial Services & Supplies — 0.2%
MSA Safety, Inc.	1,000	48,510
West Corp.	1,200	36,120

		84,630

Communications Equipment — 2.1%
Cisco Systems, Inc.(a)	18,100	497,026
F5 Networks, Inc.*	360	43,326
Polycom, Inc.*	11,100	126,984
QUALCOMM, Inc.	3,500	219,205
ShoreTel, Inc.*	2,000	13,560

		900,101

Construction & Engineering — 0.2%
MYR Group, Inc.*	2,500	77,400

Construction Materials — 0.3%
Headwaters, Inc.*	5,200	94,744
United States Lime & Minerals, Inc.	600	34,872

		129,616

Consumer Finance — 0.2%
Nelnet, Inc. (Class A Stock)	2,400	103,944

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	800	20,576

Diversified Telecommunication Services — 0.4%
Atlantic Tele-Network, Inc.	300	20,724
IDT Corp. (Class B Stock)	900	16,272
Inteliquent, Inc.	6,800	125,120
Intelsat SA*	1,800	17,856

		179,972

Electric Utilities — 0.9%
PPL Corp.	12,100	356,587

Electrical Equipment — 1.3%
Acuity Brands, Inc.	2,340	421,153
Babcock & Wilcox Co. (The)	3,600	118,080
Thermon Group Holdings, Inc.*	600	14,442

		553,675

Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	600	24,666
CDW Corp.	6,900	236,532
CTS Corp.	2,000	38,540
Ingram Micro, Inc. (Class A Stock)*	3,600	90,108
Jabil Circuit, Inc.	1,600	34,064
Methode Electronics, Inc.	1,400	38,430
PC Connection, Inc.	2,400	59,376
Sanmina Corp.*	3,500	70,560

		592,276

Energy Equipment & Services — 1.5%
Atwood Oceanics, Inc.	7,100	187,724
Cameron International Corp.*	6,700	350,879
Era Group, Inc.*	2,800	57,344
Gulf Island Fabrication, Inc.	1,100	12,287
Noble Corp. PLC	1,100	16,929

		625,163

Food & Staples Retailing — 2.7%
Fresh Market, Inc. (The)*	3,900	125,346
Ingles Markets, Inc. (Class A Stock)	1,100	52,547
Kroger Co. (The)(a)	6,500	471,315
Wal-Mart Stores, Inc.(a)	6,600	468,138

		1,117,346

Food Products — 2.6%
Bunge Ltd.	4,600	403,880
ConAgra Foods, Inc.	11,000	480,920
John B. Sanfilippo & Son, Inc.	500	25,950
Lancaster Colony Corp.	600	54,510
Omega Protein Corp.*	2,200	30,250
Tyson Foods, Inc. (Class A Stock)	2,600	110,838

		1,106,348

Gas Utilities — 1.0%
AGL Resources, Inc.	2,000	93,120
Atmos Energy Corp.	1,200	61,536
UGI Corp.	8,100	279,045

		433,701

Health Care Equipment & Supplies — 3.7%
ABIOMED, Inc.*	3,400	223,482
Atrion Corp.	200	78,462
Boston Scientific Corp.*	8,500	150,450
C.R. Bard, Inc.	1,380	235,566
Cyberonics, Inc.*	2,600	154,596
Edwards Lifesciences Corp.*(a)	3,320	472,868
Exactech, Inc.*	1,400	29,162
Globus Medical, Inc. (Class A Stock)*	900	23,103
Greatbatch, Inc.*	2,100	113,232
Hologic, Inc.*	2,300	87,538

		1,568,459

Health Care Providers & Services — 2.9%
Aetna, Inc.(a)	4,000	509,840
Almost Family, Inc.*	1,200	47,892
Anthem, Inc.	260	42,676
Cigna Corp.	1,300	210,600
Health Net, Inc.*	3,400	218,008
Laboratory Corp. of America Holdings*	200	24,244

UnitedHealth Group, Inc.	900	109,800
Universal Health Services, Inc. (Class B Stock)	300	42,630

		1,205,690

Health Care Technology — 0.3%
Inovalon Holdings, Inc. (Class A Stock)*	4,300	119,970

Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.	12,400	264,740
Chipotle Mexican Grill, Inc.*	180	108,898
Denny’s Corp.*	4,900	56,889
DineEquity, Inc.	1,000	99,090
Hyatt Hotels Corp. (Class A Stock)*	2,700	153,063
Jack in the Box, Inc.	1,000	88,160
Marriott Vacations Worldwide Corp.	1,200	110,100

		880,940

Household Durables — 0.6%
Cavco Industries, Inc.*	1,200	90,528
Helen of Troy Ltd.*	1,200	116,988
La-Z-Boy, Inc.	1,300	34,242
Universal Electronics, Inc.*	500	24,920

		266,678

Household Products — 0.9%
Procter & Gamble Co. (The)	4,600	359,904

Independent Power & Renewable Electricity Producers — 1.0%
AES Corp.	4,800	63,648
Calpine Corp.*	19,000	341,810
Talen Energy Corp.*	1,511	25,929

		431,387

Insurance — 0.6%
American Financial Group, Inc.	700	45,528
Assured Guaranty Ltd.	1,800	43,182
Fidelity & Guaranty Life	3,900	92,157
Hallmark Financial Services, Inc.*	2,700	30,726
National Western Life Insurance Co. (Class A Stock)	170	40,713

		252,306

Internet Software & Services — 3.1%
Constant Contact, Inc.*	2,200	63,272
Google, Inc. (Class C Stock)*(a)	992	516,349
GrubHub, Inc.*	8,500	289,595
j2 Global, Inc.	1,300	88,322
LogMeIn, Inc.*	2,300	148,327
NIC, Inc.	4,400	80,432
Reis, Inc.	900	19,962
TechTarget, Inc.*	3,200	28,576
XO Group, Inc.*	3,600	58,860

		1,293,695

IT Services — 1.7%
Booz Allen Hamilton Holding Corp.	6,300	159,012
Datalink Corp.*	3,800	33,972
DST Systems, Inc.	1,800	226,764
ExlService Holdings, Inc.*	2,000	69,160
MAXIMUS, Inc.	3,100	203,763

		692,671

Leisure Products — 0.6%
Nautilus, Inc.*	1,500	32,265
Polaris Industries, Inc.	1,530	226,608

		258,873

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	3,900	150,462
Cambrex Corp.*	700	30,758
Charles River Laboratories International, Inc.*	1,900	133,646
INC Research Holdings, Inc. (Class A Stock)*	1,200	48,144
Thermo Fisher Scientific, Inc.	1,800	233,568

		596,578

Machinery — 0.8%
Blount International, Inc.*	8,100	88,452
Hillenbrand, Inc.	2,100	64,470
Kadant, Inc.	300	14,160
Lincoln Electric Holdings, Inc.	900	54,801
Toro Co. (The)	1,600	108,448

		330,331

Media — 1.2%
Cinemark Holdings, Inc.	1,400	56,238
Comcast Corp. (Class A Stock)	3,600	216,504
Discovery Communications, Inc. (Class C Stock)*	4,200	130,536
Madison Square Garden Co. (The) (Class A Stock)*	1,100	91,839

		495,117

Metals & Mining — 0.5%
Century Aluminum Co.*	14,600	152,278
Stillwater Mining Co.*	4,800	55,632

		207,910

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	2,900	113,912
Vectren Corp.	3,400	130,832

		244,744

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	2,780	292,428

Oil, Gas & Consumable Fuels — 5.8%
Adams Resources & Energy, Inc.	500	22,300
Cabot Oil & Gas Corp.(a)	12,300	387,942
EQT Corp.(a)	5,000	406,700
Exxon Mobil Corp.	3,800	316,160
Marathon Petroleum Corp.	8,200	428,942
ONEOK, Inc.	2,600	102,648
Phillips 66(a)	5,600	451,136
Tesoro Corp.	500	42,205
Valero Energy Corp.	2,000	125,200
World Fuel Services Corp.	3,300	158,235

		2,441,468

Paper & Forest Products — 0.1%
Schweitzer-Mauduit International, Inc.	1,100	43,868

Pharmaceuticals — 6.0%
AbbVie, Inc.(a)	8,000	537,520
Bristol-Myers Squibb Co.	2,800	186,312
Johnson & Johnson(a)	5,300	516,538

Lannett Co., Inc.*	5,500	326,920
Mallinckrodt PLC*(a)	3,600	423,792
Merck & Co., Inc.	5,600	318,808
Pfizer, Inc.	5,300	177,709
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	1,900	31,217

		2,518,816

Professional Services — 0.3%
ICF International, Inc.*	400	13,944
Resources Connection, Inc.	6,700	107,803

		121,747

Real Estate Investment Trusts (REITs) — 3.0%
AG Mortgage Investment Trust, Inc.	4,200	72,576
Annaly Capital Management, Inc.	6,700	61,573
Apollo Residential Mortgage, Inc.	6,000	88,140
Ashford Hospitality Prime, Inc.	800	12,016
Chambers Street Properties	12,700	100,965
Chatham Lodging Trust	2,600	68,822
Franklin Street Properties Corp.	5,200	58,812
GEO Group, Inc. (The)	2,200	75,152
Hospitality Properties Trust	6,200	178,684
Invesco Mortgage Capital, Inc.	5,100	73,032
Lexington Realty Trust	14,400	122,112
Parkway Properties, Inc.	5,000	87,200
Prologis, Inc.	1,100	40,810
RLJ Lodging Trust	7,700	229,306

		1,269,200

Real Estate Management & Development — 1.6%
CBRE Group, Inc. (Class A Stock)*(a)	11,100	410,700
Jones Lang LaSalle, Inc.	1,130	193,230
Marcus & Millichap, Inc.*	1,100	50,754

		654,684

Road & Rail — 0.6%
Old Dominion Freight Line, Inc.*	1,600	109,768
Union Pacific Corp.	1,600	152,592

		262,360

Semiconductors & Semiconductor Equipment — 5.8%
Avago Technologies Ltd. (Singapore)(a)	3,800	505,134
Cabot Microelectronics Corp.*	400	18,844
Diodes, Inc.*	1,200	28,932
Integrated Device Technology, Inc.*	18,300	397,110
Intel Corp.	9,000	273,735
MaxLinear, Inc. (Class A Stock)*	4,800	58,080
Pericom Semiconductor Corp.	3,400	44,710
Qorvo Inc.*	1,825	146,493
Skyworks Solutions, Inc.(a)	4,700	489,270
Teradyne, Inc.	1,000	19,290
Tessera Technologies, Inc.	4,800	182,304
Texas Instruments, Inc.	5,000	257,550

		2,421,452

Software — 5.6%
CDK Global, Inc.	5,700	307,686
ePlus, Inc.*	400	30,660
Manhattan Associates, Inc.*	3,700	220,705
Microsoft Corp.(a)	17,100	754,965
MicroStrategy, Inc. (Class A Stock)*	800	136,064

NetScout Systems, Inc.*	1,000	36,670
Oracle Corp.	4,600	185,380
Progress Software Corp.*	1,500	41,250
SolarWinds, Inc.*	3,900	179,907
Solera Holdings, Inc.	1,000	44,560
SS&C Technologies Holdings, Inc.	1,400	87,500
Symantec Corp.	5,000	116,250
Synopsys, Inc.*	4,500	227,925

		2,369,522

Specialty Retail — 3.7%
AutoNation, Inc.*	5,700	358,986
Build-a-Bear Workshop, Inc.*	1,600	25,584
Dick’s Sporting Goods, Inc.	600	31,062
Express, Inc.*	8,900	161,179
Gap, Inc. (The)	2,600	99,242
Haverty Furniture Cos., Inc.	1,900	41,078
Murphy USA, Inc.*	2,300	128,386
Ross Stores, Inc.	5,200	252,772
Tilly’s, Inc. (Class A Stock)*	1,600	15,472
Ulta Salon Cosmetics & Fragrance, Inc.*	2,640	407,748
Zumiez, Inc.*	1,800	47,934

		1,569,443

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	2,405	301,647
Hewlett-Packard Co.(a)	14,000	420,140

		721,787

Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.	4,100	435,830
Michael Kors Holdings Ltd.*	6,900	290,421

		726,251

Thrifts & Mortgage Finance — 0.1%
Beneficial Bancorp, Inc.*	4,000	49,960

Tobacco — 0.9%
Altria Group, Inc.	6,100	298,351
Philip Morris International, Inc.	1,200	96,204

		394,555

Trading Companies & Distributors — 0.1%
Veritiv Corp.*	600	21,876

TOTAL LONG-TERM INVESTMENTS (cost $38,623,146)		40,285,391

SHORT-TERM INVESTMENTS — 8.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 8.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,449,617)(b)	3,449,617	3,449,617

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bills (cost $299,931)	0.075%	09/17/15	300	300,000

TOTAL SHORT-TERM INVESTMENTS (cost $3,749,548)				3,749,617

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 104.9% (cost $42,372,694)(d)				44,035,008

			Shares
SECURITIES SOLD SHORT (c) — (67.6)%
COMMON STOCKS
Aerospace & Defense — (1.3)%
AAR Corp.			2,500	(79,675)
American Science & Engineering, Inc.			400	(17,524)
B/E Aerospace, Inc.			6,300	(345,870)
DigitalGlobe, Inc.*			2,100	(58,359)
Kratos Defense & Security Solutions, Inc.*			3,300	(20,790)
LMI Aerospace, Inc.*			3,100	(31,031)

				(553,249)

Air Freight & Logistics — (0.5)%
UTi Worldwide, Inc.*			4,400	(43,956)
XPO Logistics, Inc.*			4,000	(180,720)

				(224,676)

Airlines — (0.9)%
American Airlines Group, Inc.			9,400	(375,389)

Auto Components — (0.1)%
Motorcar Parts of America, Inc.*			700	(21,063)
Remy International, Inc.			1,300	(28,743)

				(49,806)

Automobiles
Tesla Motors, Inc.*			30	(8,048)

Banks — (1.5)%
Bank of Hawaii Corp.			900	(60,012)
Commerce Bancshares, Inc.			3,500	(163,695)
Home BancShares, Inc.			700	(25,592)
PacWest Bancorp			2,200	(102,872)
South State Corp.			700	(53,193)
State Bank Financial Corp.			1,700	(36,890)
UMB Financial Corp.			1,200	(68,424)
United Bankshares, Inc.			2,400	(96,552)
Webster Financial Corp.			400	(15,820)

				(623,050)

Biotechnology — (4.3)%
Alnylam Pharmaceuticals, Inc.*			3,400	(407,558)
AMAG Pharmaceuticals, Inc.*			1,900	(131,214)
Celldex Therapeutics, Inc.*			6,200	(156,364)
Esperion Therapeutics, Inc.*			600	(49,056)
KYTHERA Biopharmaceuticals, Inc.*			1,400	(105,434)
Radius Health, Inc.*			2,200	(148,940)
Seattle Genetics, Inc.*			8,700	(421,080)
Vertex Pharmaceuticals, Inc.*			3,120	(385,258)

				(1,804,904)

Building Products — (0.7)%
Armstrong World Industries, Inc.*	3,800	(202,464)
NCI Building Systems, Inc.*	1,900	(28,633)
Ply Gem Holdings, Inc.*	4,800	(56,592)

		(287,689)

Chemicals — (1.5)%
American Vanguard Corp.	3,900	(53,820)
Balchem Corp.	500	(27,860)
Flotek Industries, Inc.*	4,300	(53,879)
H.B. Fuller Co.	1,200	(48,744)
Monsanto Co.	1,690	(180,137)
Platform Specialty Products Corp.*	7,400	(189,292)
Sensient Technologies Corp.	900	(61,506)

		(615,238)

Commercial Services & Supplies — (1.0)%
Covanta Holding Corp.	5,700	(120,783)
Healthcare Services Group, Inc.	3,300	(109,065)
Heritage-Crystal Clean, Inc.*	1,800	(26,460)
InnerWorkings, Inc.*	7,600	(50,692)
Mobile Mini, Inc.	1,400	(58,856)
US Ecology, Inc.	1,400	(68,208)

		(434,064)

Communications Equipment — (0.9)%
Applied Optoelectronics, Inc.*	4,300	(74,648)
Ciena Corp.*	4,700	(111,296)
Finisar Corp.*	8,100	(144,747)
ViaSat, Inc.*	800	(48,208)

		(378,899)

Construction & Engineering — (0.2)%
Granite Construction, Inc.	2,800	(99,428)

Diversified Consumer Services — (0.9)%
Houghton Mifflin Harcourt Co.*	5,600	(141,120)
Sotheby’s	5,300	(239,772)

		(380,892)

Diversified Telecommunication Services — (0.4)%
Frontier Communications Corp.	27,600	(136,620)
InContact, Inc.*	3,300	(32,571)

		(169,191)

Electric Utilities — (0.3)%
NextEra Energy, Inc.	1,300	(127,439)

Electrical Equipment — (0.1)%
Power Solutions International, Inc.*	400	(21,608)
PowerSecure International, Inc.*	700	(10,332)

		(31,940)

Electronic Equipment, Instruments & Components — (1.1)%
Badger Meter, Inc.	700	(44,443)
FARO Technologies, Inc.*	500	(23,350)
FEI Co.	1,900	(157,567)
Trimble Navigation Ltd.*	8,700	(204,102)
Universal Display Corp.*	600	(31,038)

		(460,500)

Energy Equipment & Services — (1.7)%
Baker Hughes, Inc.	6,100	(376,370)
Basic Energy Services, Inc.*	3,400	(25,670)
Exterran Holdings, Inc.	400	(13,060)
Natural Gas Services Group, Inc.*	2,200	(50,204)
Patterson-UTI Energy, Inc.	11,800	(222,017)
RigNet, Inc.*	500	(15,285)

		(702,606)

Food & Staples Retailing — (1.2)%
Chefs’ Warehouse, Inc. (The)*	500	(10,620)
Sprouts Farmers Market, Inc.*	4,300	(116,014)
Walgreens Boots Alliance, Inc.	4,300	(363,092)

		(489,726)

Food Products — (2.9)%
B&G Foods, Inc.	1,300	(37,089)
Darling Ingredients, Inc.*	12,200	(178,852)
Fresh Del Monte Produce, Inc.	1,800	(69,588)
Hain Celestial Group, Inc. (The)*	5,800	(381,988)
Keurig Green Mountain, Inc.	3,000	(229,890)
Post Holdings, Inc.*	2,000	(107,860)
TreeHouse Foods, Inc.*	2,600	(210,678)

		(1,215,945)

Gas Utilities — (0.2)%
Northwest Natural Gas Co.	2,200	(92,796)

Health Care Equipment & Supplies — (2.0)%
Analogic Corp.	400	(31,560)
AtriCure, Inc.*	1,100	(27,104)
Endologix, Inc.*	5,000	(76,700)
Haemonetics Corp.*	1,500	(62,040)
HeartWare International, Inc.*	900	(65,421)
Inogen, Inc.*	1,300	(57,980)
Insulet Corp.*	4,100	(127,038)
LDR Holding Corp.*	1,700	(73,525)
Nevro Corp.*	800	(43,000)
NxStage Medical, Inc.*	1,200	(17,142)
Quidel Corp.*	1,700	(39,015)
Spectranetics Corp. (The)*	3,400	(78,234)
STAAR Surgical Co.*	1,700	(16,422)
Zeltiq Aesthetics, Inc.*	3,400	(100,198)

		(815,379)

Health Care Providers & Services — (3.0)%
Acadia Healthcare Co., Inc.*	1,900	(148,827)
Air Methods Corp.*	2,200	(90,948)
Capital Senior Living Corp.*	1,200	(29,400)
ExamWorks Group, Inc.*	3,500	(136,850)
HealthSouth Corp.	4,800	(221,088)
Healthways, Inc.*	2,100	(25,158)
Kindred Healthcare, Inc.	5,300	(107,537)
PharMerica Corp.*	2,300	(76,590)
Tenet Healthcare Corp.*	7,500	(434,100)

		(1,270,498)

Health Care Technology — (0.3)%
Medidata Solutions, Inc.*	2,500	(135,800)

Hotels, Restaurants & Leisure — (1.3)%
ClubCorp Holdings, Inc.	1,600	(38,208)
Diamond Resorts International, Inc.*	2,400	(75,720)

Jamba, Inc.*	1,300	(20,137)
Krispy Kreme Doughnuts, Inc.*	1,000	(19,260)
MGM Resorts International*	5,100	(93,075)
SeaWorld Entertainment, Inc.	6,600	(121,704)
Wynn Resorts Ltd.	1,800	(177,606)

		(545,710)

Household Durables — (0.2)%
M/I Homes, Inc.*	1,000	(24,670)
William Lyon Homes (Class A Stock)*	2,400	(61,608)

		(86,278)

Independent Power & Renewable Electricity Producers — (0.8)%
Dynegy, Inc.*	6,100	(178,425)
Pattern Energy Group, Inc.	1,300	(36,894)
TerraForm Power, Inc. (Class A Stock)	3,500	(132,930)

		(348,249)

Insurance — (1.8)%
Ambac Financial Group, Inc.*	1,600	(26,624)
Arthur J Gallagher & Co.	700	(33,110)
CNO Financial Group, Inc.	12,300	(225,705)
RLI Corp.	1,000	(51,390)
Torchmark Corp.	5,900	(343,498)
XL Group PLC (Ireland)	2,000	(74,400)

		(754,727)

Internet & Catalog Retail — (1.6)%
Netflix, Inc.*	690	(453,288)
Priceline Group, Inc. (The)*	70	(80,596)
Shutterfly, Inc.*	2,900	(138,649)

		(672,533)

Internet Software & Services — (2.0)%
Cornerstone OnDemand, Inc.*	2,400	(83,520)
Demandware, Inc.*	2,700	(191,916)
Marketo, Inc.*	4,000	(112,240)
Pandora Media, Inc.*	16,100	(250,194)
Twitter, Inc.*	5,500	(199,210)

		(837,080)

IT Services — (2.4)%
Alliance Data Systems Corp.*	1,340	(391,200)
Cognizant Technology Solutions Corp. (Class A Stock)*	3,100	(189,379)
FleetCor Technologies, Inc.*	300	(46,818)
Vantiv, Inc. (Class A Stock)*	9,700	(370,443)
Virtusa Corp.*	500	(25,700)

		(1,023,540)

Leisure Products — (0.1)%
Callaway Golf Co.	4,200	(37,548)

Life Sciences Tools & Services — (0.6)%
Albany Molecular Research, Inc.*	2,700	(54,594)
Bio-techne Corp.	1,400	(137,858)
Fluidigm Corp.*	2,300	(55,660)

		(248,112)

Machinery — (1.4)%
CIRCOR International, Inc.	1,000	(54,530)

Colfax Corp.*	1,800	(83,070)
NN, Inc.	1,500	(38,280)
WABCO Holdings, Inc.*	3,300	(408,276)

		(584,156)

Media — (1.5)%
Charter Communications, Inc. (Class A Stock)*	1,390	(238,038)
EW Scripps Co. (Class A Stock)	2,400	(54,840)
Lions Gate Entertainment Corp.	1,200	(44,460)
Media General, Inc.*	6,300	(104,076)
Rentrak Corp.*	1,200	(83,760)
Twenty-First Century Fox, Inc. (Class A Stock)	3,500	(113,907)

		(639,081)

Metals & Mining — (0.6)%
Allegheny Technologies, Inc.	6,600	(199,320)
Horsehead Holding Corp.*	3,600	(42,192)

		(241,512)

Multiline Retail — (0.1)%
Tuesday Morning Corp.*	3,300	(37,174)

Multi-Utilities — (1.8)%
Dominion Resources, Inc.	5,500	(367,785)
NorthWestern Corp.	1,800	(87,750)
TECO Energy, Inc.	16,400	(289,624)

		(745,159)

Oil, Gas & Consumable Fuels — (3.3)%
Bonanza Creek Energy, Inc.*	3,300	(60,225)
Golar LNG Ltd. (Bermuda)	7,800	(365,040)
Parsley Energy, Inc. (Class A Stock)*	10,400	(181,168)
Pioneer Natural Resources Co.	2,600	(360,594)
Rice Energy, Inc.*	11,200	(233,296)
Stone Energy Corp.*	2,000	(25,180)
W&T Offshore, Inc.	3,000	(16,440)
Westmoreland Coal Co.*	500	(10,390)
Whiting Petroleum Corp.*	3,800	(127,680)

		(1,380,013)

Paper & Forest Products — (0.5)%
Louisiana-Pacific Corp.*	11,800	(200,954)

Pharmaceuticals — (3.0)%
Biodelivery Sciences International, Inc.*	3,900	(31,044)
Cempra, Inc.*	2,800	(96,208)
Depomed, Inc.*	4,900	(105,154)
Endo International PLC*	3,900	(310,635)
IGI Laboratories, Inc.*	2,000	(12,600)
Impax Laboratories, Inc.*	900	(41,328)
Medicines Co. (The)*	5,400	(154,494)
Mylan NV*	5,500	(373,230)
Nektar Therapeutics*	5,900	(73,809)
Sagent Pharmaceuticals, Inc.*	1,800	(43,758)

		(1,242,260)

Professional Services — (0.6)%
Advisory Board Co. (The)*	2,500	(136,675)
Towers Watson & Co. (Class A Stock)	300	(37,740)
WageWorks, Inc.*	1,400	(56,630)

		(231,045)

Real Estate Investment Trusts (REITs) — (2.0)%
Essex Property Trust, Inc.	390	(82,875)
Plum Creek Timber Co., Inc.	7,300	(296,161)
Regency Centers Corp.	5,100	(300,798)
Retail Opportunity Investments Corp.	3,700	(57,794)
Washington Real Estate Investment Trust	900	(23,355)
Weyerhaeuser Co.	2,000	(63,000)

		(823,983)

Road & Rail — (1.7)%
Genesee & Wyoming, Inc. (Class A Stock)*	3,200	(243,776)
Hertz Global Holdings, Inc.*	16,800	(304,416)
Knight Transportation, Inc.	5,400	(144,396)

		(692,588)

Semiconductors & Semiconductor Equipment — (3.7)%
Applied Micro Circuits Corp.*	10,800	(72,900)
Atmel Corp.	2,300	(22,667)
CEVA, Inc.*	700	(13,601)
First Solar, Inc.*	900	(42,282)
Inphi Corp.*	2,400	(54,864)
Lattice Semiconductor Corp.*	8,300	(48,887)
NVIDIA Corp.	19,400	(390,134)
SunEdison, Inc.*	17,200	(514,452)
Synaptics, Inc.*	2,800	(242,858)
Ultratech, Inc.*	3,900	(72,384)
Veeco Instruments, Inc.*	2,800	(80,472)

		(1,555,501)

Software — (4.2)%
ACI Worldwide, Inc.*	1,800	(44,226)
Cadence Design Systems, Inc.*	12,100	(237,886)
Interactive Intelligence Group, Inc.*	900	(40,023)
NetSuite, Inc.*	2,500	(229,375)
Proofpoint, Inc.*	3,000	(191,010)
PROS Holdings, Inc.*	1,600	(33,776)
Rally Software Development Corp.*	6,200	(120,590)
Red Hat, Inc.*	5,000	(379,650)
Rosetta Stone, Inc.*	6,700	(53,466)
Silver Spring Networks, Inc.*	8,300	(103,003)
Workday, Inc. (Class A Stock)*	4,500	(343,755)

		(1,776,760)

Specialty Retail — (2.4)%
Advance Auto Parts, Inc.	800	(127,432)
Boot Barn Holdings, Inc.*	1,700	(54,400)
Five Below, Inc.*	4,100	(162,073)
Men’s Wearhouse, Inc. (The)	3,900	(249,873)
Monro Muffler Brake, Inc.	1,700	(105,672)
Pep Boys-Manny Moe & Jack (The)*	3,700	(45,399)
Restoration Hardware Holdings, Inc.*	2,700	(263,601)

		(1,008,450)

Technology Hardware, Storage & Peripherals — (0.3)%
Cray, Inc.*	1,900	(56,069)
Silicon Graphics International Corp.*	11,200	(72,464)

		(128,533)

Textiles, Apparel & Luxury Goods — (1.1)%
Crocs, Inc.*	6,400	(94,144)
Under Armour, Inc. (Class A Stock)*	4,500	(375,480)

		(469,624)

Thrifts & Mortgage Finance — (0.5)%
LendingTree, Inc.*	900	(70,749)
Radian Group, Inc.	7,700	(144,452)

		(215,201)

Tobacco — (0.3)%
Vector Group Ltd.	6,100	(143,106)

Trading Companies & Distributors — (0.8)%
Fastenal Co.	2,500	(105,450)
HD Supply Holdings, Inc.*	6,800	(239,224)

		(344,674)

TOTAL SECURITIES SOLD SHORT (proceeds received $28,178,851)		(28,360,703)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 37.3% (cost $14,193,843)		15,674,305
Other assets in excess of liabilities — 62.7%		26,288,915

NET ASSETS — 100.0%		$41,963,220

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $10,789,810.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The aggregate value of securities sold short is $28,360,703. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $37,140,247, exceeds the value of securities sold short as of June 30, 2015. Securities sold short are subject to contractual netting arrangements.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$42,374,777

Appreciation	3,514,619
Depreciation	(1,854,388)

Net Unrealized Appreciation	$1,660,231

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,222,359	$—	$—
Air Freight & Logistics	695,103	—	—
Airlines	489,315	—	—
Auto Components	454,998	—	—
Automobiles	163,212	—	—
Banks	508,021	—	—
Beverages	821,559	—	—
Biotechnology	2,227,867	—	—
Building Products	716,016	—	—
Capital Markets	655,975	—	—
Chemicals	964,961	—	—
Commercial Services & Supplies	84,630	—	—
Communications Equipment	900,101	—	—
Construction & Engineering	77,400	—	—
Construction Materials	129,616	—	—
Consumer Finance	103,944	—	—
Diversified Consumer Services	20,576	—	—
Diversified Telecommunication Services	179,972	—	—
Electric Utilities	356,587	—	—
Electrical Equipment	553,675	—	—
Electronic Equipment, Instruments & Components	592,276	—	—
Energy Equipment & Services	625,163	—	—
Food & Staples Retailing	1,117,346	—	—
Food Products	1,106,348	—	—
Gas Utilities	433,701	—	—
Health Care Equipment & Supplies	1,568,459	—	—
Health Care Providers & Services	1,205,690	—	—
Health Care Technology	119,970	—	—
Hotels, Restaurants & Leisure	880,940	—	—
Household Durables	266,678	—	—
Household Products	359,904	—	—
Independent Power & Renewable Electricity Producers	431,387	—	—
Insurance	252,306	—	—
Internet Software & Services	1,293,695	—	—
IT Services	692,671	—	—
Leisure Products	258,873	—	—
Life Sciences Tools & Services	596,578	—	—
Machinery	330,331	—	—
Media	495,117	—	—
Metals & Mining	207,910	—	—
Multi-Utilities	244,744	—	—
Multiline Retail	292,428	—	—
Oil, Gas & Consumable Fuels	2,441,468	—	—
Paper & Forest Products	43,868	—	—
Pharmaceuticals	2,518,816	—	—
Professional Services	121,747	—	—
Real Estate Investment Trusts (REITs)	1,269,200	—	—
Real Estate Management & Development	654,684	—	—
Road & Rail	262,360	—	—
Semiconductors & Semiconductor Equipment	2,421,452	—	—
Software	2,369,522	—	—
Specialty Retail	1,569,443	—	—
Technology Hardware, Storage & Peripherals	721,787	—	—
Textiles, Apparel & Luxury Goods	726,251	—	—
Thrifts & Mortgage Finance	49,960	—	—
Tobacco	394,555	—	—
Trading Companies & Distributors	21,876	—	—
Affiliated Money Market Mutual Fund	3,449,617	—	—
U.S. Treasury Obligation	—	300,000	—
Securities Sold Short - Common Stocks
Aerospace & Defense	(553,249)	—	—
Air Freight & Logistics	(224,676)	—	—
Airlines	(375,389)	—	—
Auto Components	(49,806)	—	—
Automobiles	(8,048)	—	—
Banks	(623,050)	—	—
Biotechnology	(1,804,904)	—	—

Building Products	(287,689)	—	—
Chemicals	(615,238)	—	—
Commercial Services & Supplies	(434,064)	—	—
Communications Equipment	(378,899)	—	—
Construction & Engineering	(99,428)	—	—
Diversified Consumer Services	(380,892)	—	—
Diversified Telecommunication Services	(169,191)	—	—
Electric Utilities	(127,439)	—	—
Electrical Equipment	(31,940)	—	—
Electronic Equipment, Instruments & Components	(460,500)	—	—
Energy Equipment & Services	(702,606)	—	—
Food & Staples Retailing	(489,726)	—	—
Food Products	(1,215,945)	—	—
Gas Utilities	(92,796)	—	—
Health Care Equipment & Supplies	(815,379)	—	—
Health Care Providers & Services	(1,270,498)	—	—
Health Care Technology	(135,800)	—	—
Hotels, Restaurants & Leisure	(545,710)	—	—
Household Durables	(86,278)	—	—
Independent Power & Renewable Electricity Producers	(348,249)	—	—
Insurance	(754,727)	—	—
Internet & Catalog Retail	(672,533)	—	—
Internet Software & Services	(837,080)	—	—
IT Services	(1,023,540)	—	—
Leisure Products	(37,548)	—	—
Life Sciences Tools & Services	(248,112)	—	—
Machinery	(584,156)	—	—
Media	(639,081)	—	—
Metals & Mining	(241,512)	—	—
Multiline Retail	(37,174)	—	—
Multi-Utilities	(745,159)	—	—
Oil, Gas & Consumable Fuels	(1,380,013)	—	—
Paper & Forest Products	(200,954)	—	—
Pharmaceuticals	(1,242,260)	—	—
Professional Services	(231,045)	—	—
Real Estate Investment Trusts (REITs)	(823,983)	—	—
Road & Rail	(692,588)	—	—
Semiconductors & Semiconductor Equipment	(1,555,501)	—	—
Software	(1,776,760)	—	—
Specialty Retail	(1,008,450)	—	—
Technology Hardware, Storage & Peripherals	(128,533)	—	—
Textiles, Apparel & Luxury Goods	(469,624)	—	—
Thrifts & Mortgage Finance	(215,201)	—	—
Tobacco	(143,106)	—	—
Trading Companies & Distributors	(344,674)	—	—

Total	$15,374,305	$300,000	$—

Prudential Short Duration Muni High Income Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.9%
Arizona — 3.5%
Arizona Health Facilities Authority, Revenue, Banner Health, LIBOR Series B	0.994	%(a)	01/01/37	1,500	$1,310,730
Industrial Development Authority of the City of Phoenix, Revenue, Basis School, Rfdg	3.000%		07/01/20	500	500,230
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750%		07/01/24	500	493,200
Maricopa County Pollution Control Corp., Revenue, Public Service Co. of Mexico, Series A, Rfdg (Mandatory Put Date 06/01/20)	2.400%		06/01/43	500	500,600
Salt Verde Fin Corp., Gas Revenue	5.250%		12/01/21	145	167,302

					2,972,062

California — 7.3%
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%		07/01/21	400	417,796
California Statewide Communities Development Authority, Revenue, St. Joseph, AGM	4.500%		07/01/18	645	675,386
City of Fontana Sierra Hills, Specialty Tax, Rfdg	4.000%		09/01/19	385	411,553
City of Fresno Airport, Revenue, Series B, AMT, Rfdg	5.000%		07/01/23	250	283,823
City of La Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000%		05/15/18	225	237,724
Golden State Tobacco Securitization Corp., Revenue, Asset-Backed, Series A-1, Rfdg	4.500%		06/01/27	2,375	2,255,727
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	1.634	%(a)	11/15/27	700	652,253
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%		11/15/17	150	161,327
Los Angeles County Regional Financing Authority, California Mortgage Insurance, Revenue, Montecedro, Inc., Series B-1	3.000%		11/15/21	200	201,912
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A	1.656	%(a)	11/01/38	1,000	876,090
Tobacco Securitization Authority of Northern California, Revenue, Series A	4.750%		06/01/23	30	29,448

					6,203,039

Colorado — 3.2%
Colorado Educational & Cultural Facilities Authority, Revenue, Rfdg	4.000%		11/01/24	540	542,068
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000%		12/01/19	515	551,132
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/20	695	736,005
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series A, Rfdg	5.000%		07/01/19	100	112,966

E-470 Public Highway Authority, Revenue, Series, A, Rfdg	5.000%		09/01/20	650	740,942

					2,683,113

District of Columbia — 1.4%
District of Columbia Friendship Public Charter School, Revenue	3.550%		06/01/22	795	817,864
District of Columbia Friendship Public Charter School, Revenue, Manifold Capital Corp.	5.000%		06/01/26	100	100,990
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000%		07/01/23	225	256,977

					1,175,831

Florida — 6.3%
Citizens Property Insurance Corp., Revenue, Series A1	5.000%	06/01/20	1,000	1,128,010
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000%	04/01/21	40	42,830
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000%	11/15/26	500	515,730
Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/25	500	490,165
Martin County Industrial Development Authority, Revenue, AMT, Rfdg	3.950%	12/15/21	250	257,777
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250%	10/01/21	100	114,483
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Rfdg	6.000%	06/01/21	790	853,074
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	300	338,784
Village Community Development District No. 6, Special Assessment, Rfdg	3.000%	05/01/20	80	78,617
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/21	500	538,790
Village Community Development District No.10, Special Assessment	4.500%	05/01/23	250	273,985
Village Community Development District No.11, Special Assessment	3.250%	05/01/19	750	748,020

				5,380,265

Georgia — 1.0%
Coffee County Hospital Authority/Coffee Regional Medical Center, Revenue, Series PJ, Rfdg	5.000%	12/01/15	250	249,178
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500%	01/01/20	70	74,636
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	500	570,045

				893,859

Guam — 0.5%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	450,968

Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Revenue, Electric Co. & Subsidiaries, Series A, AMT, FGIC, Rfdg	4.800%	01/01/25	750	752,100

Illinois — 8.6%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%	12/01/18	100	103,632
Chicago Board of Education, GO, Series D, AGM, Rfdg	4.000%	12/01/16	200	203,404
Chicago Board of Education, Series D, GO, AGM	5.000%	12/01/17	100	104,934
Chicago Board of Education, NATL, Series A, GO, Rfdg	5.000%	12/01/18	160	169,403
City of Chicago, GO, Rfdg	5.000%	01/01/19	750	775,275
City of Chicago, GO, Rfdg	5.000%	01/01/23	250	250,930
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%	01/01/20	270	273,820
City of Chicago, Series A, GO, AGM, Rfdg	5.000%	01/01/21	50	50,189
City of Chicago Waterworks, Revenue, Rfdg	4.000%	11/01/19	200	212,386
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%	11/01/17	315	328,611
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%	11/01/20	460	487,158
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500%	11/01/18	60	66,355

Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000%	11/01/30	350	399,570
Illinois Finance Authority, Revenue, Institute of Technology, Series A, Rfdg	5.000%	04/01/31	500	500,290
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg	4.500%	05/15/20	175	182,683
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000%	08/15/23	600	658,446
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000%	08/15/19	110	121,372
Illinois Finance Authority, Revenue, Student Housing, Series B, Rfdg	5.000%	05/01/25	200	205,468
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375%	06/01/21	260	302,123
State of Illinois, GO, Rfdg	5.000%	01/01/18	475	503,638
State of Illinois, GO, Series A	5.000%	04/01/20	60	64,876
State of Illinois, GO, Series A, AGM	4.000%	09/01/22	150	152,601
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000%	01/01/20	170	186,398
State of Illinois, Series B, GO, Rfdg	5.250%	01/01/18	180	191,938
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%	01/01/20	525	553,528
State of Illinois, Revenue, GO, Rfdg	5.000%	02/01/20	210	226,787

				7,275,815

Indiana — 1.8%
Gary Chicago International Airport Authority, Revenue, AMT	5.000%	02/01/20	835	902,768
Indiana Finance Authority, Revenue, United States Steel Corp., Rfdg	6.000%	12/01/19	555	613,375

				1,516,143

Iowa — 2.8%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%	12/01/19	1,330	1,422,515
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%	12/01/22	415	439,008
Iowa Higher Education Loan Authority, Revenue, Wartburg College Project, Rfdg	2.500%	10/01/20	500	489,235

				2,350,758

Kentucky — 0.9%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	569,100
Warren County Hospital Facility, Revenue, Community Hospital Project, Series A, Rfdg (Pre-refunded date 08/01/17)	5.000%	08/01/21	150	163,102

				732,202

Louisiana — 1.0%
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/19	400	450,676
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/20	350	400,414

				851,090

Maryland — 1.4%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%	07/01/18	400	424,820
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/20	100	113,400

Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/21	100	112,341
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000%	07/01/21	500	565,270

				1,215,831

Michigan — 0.8%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%	07/01/18	500	533,830
Michigan Finance Authority, Revenue, Series E	2.850%	08/20/15	125	125,185

				659,015

Minnesota — 1.5%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%	07/01/22	480	498,417
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000%	09/01/19	185	209,228
St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000%	11/15/20	500	552,750

				1,260,395

Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%	02/01/19	500	501,310
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%	05/01/19	125	138,763

				640,073

Nevada — 1.0%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%	07/01/21	500	572,740
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A	4.000%	12/15/25	305	299,117

				871,857

New Hampshire — 0.6%
New Hampshire Business Finance Authority, Revenue, Casella Waste Systems Inc., AMT, (Mandatory Put Date 10/01/19), 144A	4.000%	04/01/29	500	500,750

New Jersey — 9.8%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%	11/01/19	500	516,180
New Jersey Economic Development Authority, Revenue, Lions Gate Project, Rfdg	3.625%	01/01/19	405	408,017
New Jersey Economic Development Authority, Revenue, Provident Group -Rowan Properties LLC, Series A	5.000%	01/01/23	500	554,330
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%	09/01/18	330	355,110
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg	5.000%	03/01/19	150	162,702
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875%	09/15/19	1,390	1,454,413
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%	07/01/20	220	237,136
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250%	07/01/19	110	117,462

New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%		07/01/19	210	230,215
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500%		12/15/21	175	200,599
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500%		12/15/20	200	224,028
Salem County Pollution Control Financing Authority, Revenue, Chambers Project, Series A, AMT, Rfdg	5.000%		12/01/23	1,250	1,365,537
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/20	100	110,150
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/21	350	386,274
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.500%		06/01/23	1,460	1,458,701
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625%		06/01/26	595	567,457

					8,348,311

New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority, Revenue, Series B, Rfdg (Mandatory Put Date 08/01/19)	0.873	%(a)	11/01/39	250	250,368

New York — 6.3%
Build NYC Resource Corp., Revenue, Pratt Paper Inc. Project, AMT, Rfdg, 144A	3.750%		01/01/20	1,000	1,025,940
New York City Industrial Development Agency, Revenue, American Airlines Group, Series A, AMT	7.750%		08/01/31	350	374,395
New York State Dormitory Authority, Revenue, Orange Regional Medical Center	5.000%		12/01/21	500	555,210
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000%		02/01/29	500	497,560
New York State Environmental Facilities Corp., Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 12/02/19)	3.750%		12/01/44	750	745,125
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%		12/01/20	1,500	1,697,865
TSASC, Inc., Revenue, Series 1, Rfdg	5.000%		06/01/26	500	506,715

					5,402,810

North Carolina — 0.6%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000%		10/01/20	500	542,230

North Dakota — 0.7%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg	4.000%		07/01/20	500	554,680

Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%		06/01/24	750	615,563
County of Hamilton, Revenue, Christ Hospital Project	5.000%		06/01/20	400	454,644
Ohio State Water Development Authority, Revenue, First Energy Nuclear, Series B, Rfdg (Mandatory Put Date 06/03/19)	4.000%		12/01/33	785	826,118
Ohio State Water Development Authority, Revenue, First Energy, Series 2010, Rfdg	3.750%		07/01/33	500	500,225
Ohio State Water Development Authority, Revenue, First Energy, Series B, Rfdg (Mandatory Put Date 04/01/20)	3.625%		10/01/33	300	310,527
Southeastern Ohio Port Authority, Revenue, Memorial Health Systems, Rfdg	5.000%		12/01/19	350	374,570

					3,081,647

Oklahoma — 0.3%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000%	06/01/35	250	269,448

Oregon — 0.6%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000%	10/01/19	500	540,455

Pennsylvania — 9.3%
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	5.500%	11/01/16	300	311,541
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	6.750%	11/01/24	415	465,676
Beaver County Industrial Development Authority, Revenue, First Energy, Series B, Rfdg (Mandatory Put Date 06/01/20)	3.500%	12/01/35	500	515,275
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%	10/01/24	550	550,401
Montgomery County Industrial Development Authority, Revenue, Albert Einstein Healthcare, Series, A, Rfdg	5.000%	01/15/22	500	551,365
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co. LLC, Series G, Rfdg (Mandatory Put Date 09/01/20)	2.600%	03/01/34	1,000	995,660
Montgomery County Industrial Development Authority, Revenue, Whitemarsh, Rfdg	4.000%	01/01/25	1,000	973,750
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%	07/01/20	750	774,772
Pennsylvania Economic Development Financing Authority, Revenue, Colver Project, Series F, AMBAC, AMT, Rfdg	4.625%	12/01/18	190	192,679
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges FINCO LP, AMT	5.000%	06/30/22	1,000	1,132,550
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%	07/01/30	780	797,628
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%	07/01/26	340	353,512
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250%	07/01/23	300	318,333

				7,933,142

Puerto Rico — 2.2%
Puerto Rico Commonwealth, Series A, GO, AGM, Rfdg	5.000%	07/01/16	200	198,000
Puerto Rico Commonwealth, Series B, GO, AGM	5.250%	07/01/17	40	38,486
Puerto Rico Highways & Transportation Authority, Revenue, Unrefunded, Series X, Rfdg	5.500%	07/01/15	450	447,750
Puerto Rico Municipal Finance Agency, Revenue, Assurance North America, Inc., Series B, AGM, Rfdg	4.100%	07/01/15	175	175,000
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	4.000%	08/01/15	50	50,000
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000%	08/01/18	210	209,981
Puerto Rico Municipal Finance Agency, Revenue, Series B, AGM, Rfdg	5.250%	07/01/16	500	500,000

Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%		08/01/17	100	99,999
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%		08/01/18	105	105,526
Puerto Rico Public Buildings Authority, Revenue, FGIC, Series H, Rfdg	5.250%		07/01/15	45	45,000

					1,869,742

Tennessee — 1.4%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%		09/01/20	820	932,955
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%		02/01/20	270	300,307

					1,233,262

Texas — 6.2%
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.000%		01/01/34	60	60,679
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250%		01/01/24	105	107,713
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%		01/01/21	180	198,425
Central Texas Turnpike System, Revenue, Series C, Rfdg	5.000%		08/15/22	150	172,449
City of Houston TX Airport System, Revenue, United Airlines Inc., Series C, AMT, Rfdg	5.000%		07/15/20	500	527,660
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%		08/15/22	500	523,555
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%		08/15/17	200	214,976
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500%		08/15/31	410	452,222
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%		09/01/20	200	214,860
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/22	150	165,349
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/23	150	164,631
Gregg County Health Facilities Development Corp., Revenue, Good Shepherd Health Systems, Series A, Rfdg (Mandatory Put Date 03/01/17)	4.030	%(a)	10/01/29	400	406,116
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000%		04/01/21	300	313,311
New Hope Cultural Education Facilities Corp., Revenue, Texas A&M University Student Housing Project, Series A, AGM	4.000%		04/01/20	60	64,889
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000%		01/01/21	100	114,772
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%		10/01/29	600	640,242
Texas Municipal Gas Acquisition & Supply Corp I, Revenue, Sr. Lien, Series B	0.892	%(a)	12/15/26	500	454,840
Texas Municipal Gas Acquisition & Supply Corp II, Revenue	1.062	%(a)	09/15/27	500	470,945

					5,267,634

Utah
County of Utah, Revenue, United States Steel Corp. Project, Rfdg	5.375%		11/01/15	30	30,415

Virgin Islands — 1.4%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series A-1	4.300%	10/01/19	320	347,197
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000%	10/01/19	250	278,315
Virgin Islands Public Finance Authority, Revenue, Series A	5.000%	10/01/24	500	569,950

				1,195,462

Virginia — 0.5%
Virginia College Building Authority, Revenue, Marymount University Project, Series A	5.000%	07/01/20	250	276,615
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250%	07/01/22	150	158,078

				434,693

Washington — 2.1%
Skagit County Public Hospital District No. 1, Revenue	5.750%	12/01/28	310	334,034
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/22	775	864,784
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/23	190	212,939
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%	07/01/20	300	344,187

				1,755,944

Wisconsin — 1.3%
Public Finance Authority Senior Living, Revenue, Rose Villa Project, Series B-3	3.750%	11/15/19	570	573,044
Public Finance Authority, Revenue, Church Home of Hartford, Series A, Rfdg, 144A	4.000%	09/01/20	515	531,325

				1,104,369

TOTAL LONG-TERM INVESTMENTS (cost $78,189,077)				78,199,778

SHORT-TERM INVESTMENT — 1.5%
Mississippi
Mississippi Business Finance Corp., Revenue, Chevron Corp., Series G (cost $1,300,000)	0.020%	11/01/35	1,300	1,300,000

TOTAL INVESTMENTS — 93.4% (cost $79,489,077)(b)				79,499,778
Other assets in excess of liabilities(c) — 6.6%				5,583,672

NET ASSETS — 100.0%				$85,083,450

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.

Rfdg	Refunding
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$79,474,453

Appreciation	457,359
Depreciation	(432,034)

Net Unrealized Appreciation	$25,325

The book basis may differ from tax basis due to certain tax-related adjustments.

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Appreciation(1)(2)
	Short Position:
5	10 Year U.S. Treasury Notes	Sep. 2015	$635,195	$630,859	$4,336

(1)	Cash of $30,000 has been segregated with Citigroup Global Markets, Inc., to cover requirement for open futures contracts as of June 30, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of June 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$79,499,778	$—
Other Financial Instruments*
Futures Contracts	4,336	—	—

Total	$4,336	$79,499,778	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Prudential US Real Estate Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Diversified REITs — 4.8%
Chambers Street Properties	42,902	$341,071
Empire State Realty Trust, Inc. (Class A Stock)	48,625	829,543
First Potomac Realty Trust	58,318	600,675
Store Capital Corp.	18,230	366,423

		2,137,712

Health Care Facilities — 1.1%
Chartwell Retirement Residences (Canada)	54,912	504,715

Health Care REITs — 10.9%
Community Healthcare Trust, Inc.*	22,625	435,531
Health Care REIT, Inc.	42,175	2,767,945
Healthcare Trust Of America, Inc. (Class A Stock)	27,355	655,152
Physicians Realty Trust	34,813	534,728
Sabra Health Care REIT, Inc.	16,952	436,345

		4,829,701

Hotel & Resort REITs — 8.4%
Apple Hospitality REIT, Inc.	2,959	55,836
Chesapeake Lodging Trust	7,918	241,341
Host Hotels & Resorts, Inc.	17,757	352,121
RLJ Lodging Trust	28,870	859,749
Strategic Hotels & Resorts, Inc.*	107,041	1,297,337
Sunstone Hotel Investors, Inc.	59,093	886,986

		3,693,370

Hotels, Resorts & Cruise Lines — 2.2%
Hilton Worldwide Holdings, Inc.*	11,994	330,435
La Quinta Holdings, Inc.*	28,312	646,929

		977,364

Industrial REITs — 5.1%
First Industrial Realty Trust, Inc.	62,658	1,173,584
Prologis, Inc.	29,427	1,091,742

		2,265,326

Office REITs — 15.0%
Alexandria Real Estate Equities, Inc.	8,187	716,035
Boston Properties, Inc.	12,923	1,564,200
Brookfield Canada Office Properties (Canada)	10,786	233,423
Gramercy Property Trust, Inc.	23,061	538,935
Hudson Pacific Properties, Inc.	37,383	1,060,556
Kilroy Realty Corp.	13,153	883,224
New York REIT, Inc.	50,704	504,505
Parkway Properties, Inc.	38,213	666,435
Piedmont Office Realty Trust, Inc. (Class A Stock)	25,866	454,983

		6,622,296

Real Estate Operating Companies — 0.8%
Forest City Enterprises, Inc. (Class A Stock)*	15,011	331,743

Residential REITs — 17.7%
American Campus Communities, Inc.	16,970	639,599
Apartment Investment & Management Co. (Class A Stock)	25,213	931,116
AvalonBay Communities, Inc.	9,690	1,549,140
Camden Property Trust	20,357	1,512,118
Home Properties, Inc.	14,804	1,081,432
Post Properties, Inc.	16,696	907,762

UDR, Inc.	37,353	1,196,417

		7,817,584

Retail REITs — 25.5%
Acadia Realty Trust	22,945	667,929
Cedar Realty Trust, Inc.	64,023	409,747
Equity One, Inc.	39,704	926,691
General Growth Properties, Inc.	70,522	1,809,595
Regency Centers Corp.	8,675	511,652
Retail Properties of America, Inc. (Class A Stock)	72,327	1,007,515
Simon Property Group, Inc.	20,470	3,541,719
Slate Retail Reit (Canada)	11,884	124,073
Taubman Centers, Inc.	12,896	896,272
Urban Edge Properties	34,597	719,272
Weingarten Realty Investors	20,562	672,172

		11,286,637

Specialized REITs — 8.1%
CubeSmart	33,467	775,096
Equinix, Inc.	3,400	863,600
Extra Space Storage, Inc.	10,564	688,984
Public Storage	1,644	303,104
Sovran Self Storage, Inc.	10,929	949,839

		3,580,623

TOTAL LONG-TERM INVESTMENTS (cost $41,018,417)		44,047,071

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $240,753)(a)	240,753	240,753

TOTAL INVESTMENTS — 100.2% (cost $41,259,170)(b)		44,287,824
Liabilities in excess of other assets — (0.2)%		(74,400)

NET ASSETS — 100.0%		$44,213,424

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$41,404,845

Appreciation	4,009,298
Depreciation	(1,126,319)

Net Unrealized Appreciation	$2,882,979

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$2,137,712	$—	$—
Health Care Facilities	504,715	—	—
Health Care REITs	4,829,701	—	—
Hotel & Resort REITs	3,693,370	—	—
Hotels, Resorts & Cruise Lines	977,364	—	—
Industrial REITs	2,265,326	—	—
Office REITs	6,622,296	—	—
Real Estate Operating Companies	331,743	—	—
Residential REITs	7,817,584	—	—
Retail REITs	11,286,637	—	—
Specialized REITs	3,580,623	—	—
Affiliated Money Market Mutual Fund	240,753	—	—

Total	$44,287,824	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	August 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	August 19, 2015

*	Print the name and title of each signing officer under his or her signature.